Label	Element	Value
Soundwatch Core Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001261788_SupplementTextBlock
Soundwatch

Core Hedged Equity Fund

Institutional Class	BHHEX

Supplement dated November 15, 2018 to the

Prospectus and Statement of Additional Information (“SAI”)

dated February 28, 2018, as previously supplemented

The Trust for Advised Portfolios Board of Trustees (“Board”) has approved a new Operating Expenses Limitation Agreement to lower the expense cap of the Soundwatch Core Hedged Equity Fund Institutional Class from 0.95% to 0.90%.  The new Operating Expenses Limitation Agreement takes effect November 15, 2018.

Consequently, the Annual Fund Operating Expenses table and Example on page 1 of the Prospectus is deleted and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Soundwatch Core Hedged Equity Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with the Prospectus and SAI
Soundwatch Core Hedged Equity Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	413
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,788

[1]	Soundwatch Capital, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding taxes, leverage expense, brokerage commissions, acquired fund fees and expenses, interest expense and dividends paid on short sales or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.90% of average daily net assets of the Fund's Institutional Class (the "Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2020, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower.